Asset Under Development (Commitments) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Apr. 30, 2019
Extractive Industries [Abstract]
2019	$ 235,923
2020	364,748
2021	213,203
2022	230,724
2023	134,231
Total	$ 1,178,829	$ 1,300,000